Leases - Schedule of Lease Expense Components (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating lease cost	$ 59	$ 39	$ 34
Finance lease cost:
Amortization of right-of-use assets	27	13	5
Interest on lease liabilities	3	1	0
Total finance lease cost	$ 30	$ 14	$ 5